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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ ]: Amendment Number: _____

     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Chieftain Capital Management, Inc.
Address: 12 East 49th Street, New York, New York 10017

Form 13F File Number: 28-1658

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Thomas D. Stern
Title: Managing Director
Phone: (212) 421-9760

Signature, Place, and Date of Signing:


/s/ Thomas D. Stern                      New York, New York       May 15, 2008
-------------------------------------   --------------------   -----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:           10
Form 13F Information Table Value Total:   $3,882,640
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE

COLUMN 1                         COLUMN 2      COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
--------------                -------------- ----------- --------- ------------------- ---------- -------- ----------------------
                                  TITLE OF                 VALUE     SHRS OR  SH/ PUT/ INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                     CLASS        CUSIP    (x $1000)   PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
--------------                -------------- ----------- --------- ---------- --- ---- ---------- -------- ---------- ------ ----
COMCAST CORP NEW              CL A SPL       20030N 20 0 1,044,568 55,064,225 SH          SOLE             55,064,225
UNITEDHEALTH GROUP INC        COM            91324P 10 2   481,728 14,020,019 SH          SOLE             14,020,019
RYANAIR HOLDINGS PLC          SPONSORED ADR  783513 10 4   450,839 15,941,975 SH          SOLE             15,941,975
LABORATORY CORP AMER HOLDINGS COM NEW        50540R 40 9   425,585  5,776,121 SH          SOLE              5,776,121
INGERSOLL-RAND COMPANY LTD    CL A           G4776G 10 1   414,499  9,297,875 SH          SOLE              9,297,875
DELL INC                      COM            24702R 10 1   369,008 18,524,475 SH          SOLE             18,524,475
AMERICA MOVIL SAB DE CV       SPON ADR L SHS 02364W 10 5   261,354  4,103,525 SH          SOLE              4,103,525
CROSSTEX ENERGY INC           COM            22765Y 10 4   254,211  7,487,808 SH          SOLE              7,487,808
CROSSTEX ENERGY LP            COM            22765U 10 2    99,230  3,228,041 SH          SOLE              3,228,041
COMCAST CORP NEW              CL A           20030N 10 1    81,618  4,220,152 SH          SOLE              4,220,152